SHARE CAPITAL (Details) $ / shares in Units, shares in Thousands					12 Months Ended
	Nov. 29, 2019 USD ($) shares	Nov. 29, 2018 USD ($) $ / shares shares	Nov. 27, 2017 shares	Dec. 12, 2016 USD ($) tranche shares	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure of classes of share capital [line items]
Payments for exploration and evaluation expenses					$ 3,300,000	$ 42,500,000
Contingently Issuable Shares to the Government of Suriname
Disclosure of classes of share capital [line items]
Number of shares authorised | shares	3,125	1,042	3,125
Number of shares issued | shares	1,042		1,042
Value of shares issued during the period	$ 3,800,000						$ 5,900,000
Shares issued during period, price per share (in CAD and dollars per share) | $ / shares		$ 3.11
Shares issued, closing price measurement period		20 days
Payment of rights to the Saramacca property		$ 3,200,000
Exploration and evaluation assets
Disclosure of classes of share capital [line items]
Payments for exploration and evaluation expenses				$ 10,000,000
Contingently issuable consideration for purchase of exploration and evaluation rights (in shares) | shares				3,125
Number of tranches for delivery of contingently issuable consideration | tranche				3
Contingently issuable consideration, tranche intervals				12 months
Measurement period for upward adjustment of purchase price				24 months
Maximum upward adjustment to purchase price				$ 10,000,000
Agreement termination notification period				60 days